Trade and other receivables (Tables)	3 Months Ended
Mar. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Components of Trade and Other Receivables
The Company’s trade and other receivables as at March 31, 2024 and December 31, 2023 include the following:

	2024	2023
	$	$
Trade receivables	39,038	36,355
Accrued revenues	3,715	3,486
Tax credits receivable	2,081	1,890
Interest receivable	169	—
Other receivables	43	44
	45,046	41,775